Annual Fund Operating Expenses - 21Shares Canton Network ETF	Mar. 17, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 3, 2027
21Shares Canton Network ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.50%	[1],[2]

[1]	Estimated for the Fund’s initial fiscal year.
[2]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary, (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 0.50% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through April 3, 2027. This waiver may be terminated only with the approval of the Fund’s Board of Directors.